PRESENTATION AND NATURE OF OPERATIONS	24 Months Ended
Dec. 31, 2014
PRESENTATION AND NATURE OF OPERATIONS [Text Block]
1.	PRESENTATION AND NATURE OF OPERATIONS

PLH Products, Inc. and Subsidiaries, established and incorporated on September 2, 1992, a California corporation (collectively the “Company”), manufactures and distributes saunas. The Company’s corporate office is located in Buena Park, California. The Company has manufacturing facilities located in China. The Company sells a full range of saunas under brand names, Health Mate, Sun Spirit, Healspa, Aroma Steam, and Fin Heaven to distributors, retailers, and end-users.

The Company has two wholly owned subsidiaries as follows:

•	Pacific Cedar Supply, Ltd. (Yantai, China) – Provides designing and manufacturing of Infra-Red Home Saunas; and
•	Pacific Cedar Supply, Inc. (Yantai, China) – Provides designing and manufacturing of specialty wood of Western Canadian Red Cedar and other wood type products.